Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 04, 2022	Aug. 12, 2021	Apr. 12, 2021	Aug. 23, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 08, 2022	Apr. 20, 2021
Related Party Transactions (Details) [Line Items]
Private units description			the Company’s sponsor, Abri Ventures I, LLC (the “Sponsor”) purchased 1,437,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000.
Price per shares (in Dollars per share)		$ 11.5
Shares issued of additional private units (in Shares)				18,348
Gross proceeds				$ 183,480
Principal amount received								$ 300,000	$ 300,000
Outstanding under note						$ 300,000	$ 0
General and administrative services						$ 10,000	$ 10,000
Conversion price (in Dollars per share)					$ 10	$ 10
Convertible promissory description	On April 4, 2022, the Company entered a convertible promissory with its Sponsor of principal amount received of $500,000 to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination did not close prior to August 12, 2022 (or up to February 12, 2023, if the period of time to consummate a business combination is extended) the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of a business combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of June 30, 2022, there was $500,000 outstanding under the note.
General and administrative services						$ 10,000
Payments for Other Fees					$ 30,000	$ 60,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds				$ 183,480
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchased aggregate shares (in Shares)		276,250